Investments (Tables)	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Summary of Equity Method Investments Included in Other Assets	A summary of our non-marketable investments accounted for as equity method investments is as follows:

(in thousands)	Ownership percentage	Equity investments as of December 31,		Share of income (loss) for the years ended December 31,
		2023	2022	2023	2022	2021

PreAnalytiX GmbH	50.00%	$3,422	$6,856	$4,977	$4,377	$10,412
Apis Assay Technologies Ltd	19.90%	2,408	4,102	(1,694)	389	1,773
TVM Life Science Ventures III	3.10%	7,198	3,872	947	(901)	(264)
Suzhou Fuda Business Management and Consulting Partnership	33.67%	2,581	2,608	49	—	—
Actome GmbH	12.50%	586	779	(216)	(201)	(31)
Hombrechtikon Systems Engineering AG	19.00%	(275)	(311)	100	94	97
Total		$15,920	$17,906	$4,163	$3,758	$11,987

Changes in Non-Marketable Investments Not Accounted for Under the Equity Method	The changes in non-marketable investments not accounted for under the equity method for the years ended December 31,
2023 and 2022 are as follows:

(in thousands)	2023	2022

Balance at beginning of year	$5,329	$3,945
Impairments	(4,158)	—
Cash investments in equity securities, net	491	52
Shares received in exchange for services performed	2,604	1,475
Foreign currency translation adjustments	169	(143)
Balance at end of year	$4,435	$5,329

Changes in Marketable Equity Securities	The changes in marketable equity securities during the year ended December 31, 2021 are presented below.

(in thousands, except shares)	Invitae Corporation (Invitae)		OncoCyte Corporation (OncoCyte)		Oncimmune Holdings plc (Oncimmune)		HTG Molecular Diagnostics, Inc (HTGM)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Balance at December 31, 2020	2,769,189	$115,780	88,101	$211	560,416	$1,258	55,556	$266
Shares received upon milestone achievement	1,100,190	35,338	30,152	147	86,218	220	—	—
(Loss) gain on change in fair value	—	(3,066)	—	123	—	61	—	65
Sale of investment	(3,869,379)	(148,052)	(118,253)	(481)	(646,634)	(1,539)	(55,556)	(331)
Balance at December 31, 2021	—	$—	—	$—	—	$—	—	$—